Offerings	Jun. 10, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(a) An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01381%
Offering Note	(a) See note 1(a). (b) See note 1(b). (c) No separate consideration will be received for the guarantees of debt securities. Accordingly, pursuant to Rule 457(n) of the Securities Act, no separate filing fee is required. The guarantee of debt securities will be issued by Dell Technologies Inc. and/or one or more of the registrants identified in the "Table of Additional Registrant Guarantors" in the Form S-3.